Accumulated Other Comprehensive Income (Loss)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Accumulated Other Comprehensive Income (Loss)
18.	Accumulated Other Comprehensive Income (Loss)

The after-tax changes in Talen Energy’s AOCI by component for the periods ended June 30 were as follows.

	Unrealized gains (losses)		Defined benefit plans
	Available- for-sale securities	Qualifying derivatives	Prior service costs	Actuarial gain (loss)	Total
December 31, 2014	$202	$63	$7	$(295)	$(23)

Amounts arising during the period	1	—	(3)	46	44
Reclassifications from AOCI	(2)	(10)	(1)	9	(4)

Net OCI during the period	(1)	(10)	(4)	55	40

June 30, 2015	$201	$53	$3	$(240)	$17

December 31, 2013	$173	$88	$(4)	$(180)	$77

Amounts arising during the period	19	—	—	—	19
Reclassifications from AOCI	(2)	(13)	1	3	(11)

Net OCI during the period	17	(13)	1	3	8

June 30, 2014	$190	$75	$(3)	$(177)	$85

The following table presents the gains (losses) and related income taxes for reclassifications from Talen Energy’s AOCI for the periods ended June 30. The defined benefit plan components of AOCI are not reflected in their entirety in the statement of income during the periods; rather, they are included in the computation of net periodic defined benefit costs (credits). See Note 9 for additional information.

	Six Months		Affected Line Item on the
Details about AOCI	2015	2014	Statements of Income
Available-for-sale securities	$4	$4	Other Income (Expense) – net

Total Pre-tax	4	4
Income Taxes	(2)	(2)

Total After-tax	2	2

Qualifying derivatives
Commodity contracts	—	1	Wholesale energy
	16	15	Energy purchases
	—	5	Discontinued operations
	1	1	Other

Total Pre-tax	17	22
Income Taxes	(7)	(9)

Total After-tax	10	13

Defined benefit plans
Prior service costs	1	(2)
Net actuarial loss	(15)	(5)

Total Pre-tax	(14)	(7)
Income Taxes	6	3

Total After-tax	(8)	(4)

Total reclassifications during the period	$4	$11

PPL Energy Supply LLC [Member]
Accumulated Other Comprehensive Income (Loss)
17.	Accumulated Other Comprehensive Income (Loss)

The after-tax changes in AOCI by component for the years ended December 31 were as follows.

	Unrealized gain (losses)		Defined benefit plans
	Available for sale securities	Qualifying derivatives	Prior service costs	Actuarial gain (loss)	Total
December 31, 2011	$90	$606	$(16)	$(193)	$487
OCI	22	(395)	6	(72)	(439)

December 31, 2012	$112	$211	$(10)	$(265)	$48

Amounts arising during the year	67		2	71	140
Reclassifications from AOCI	(6)	(123)	4	14	(111)

Net OCI during the year	61	(123)	6	85	29

December 31, 2013	$173	$88	$(4)	$(180)	$77

Amounts arising during the period	35		8	(120)	(77)
Reclassifications from AOCI	(6)	(25)	3	5	(23)

Net OCI during the year	29	(25)	11	(115)	(100)

December 31, 2014	$202	$63	$7	$(295)	$(23)

The following table presents the gains (losses) and related income taxes for reclassifications from AOCI for the years ended December 31, 2014 and 2013. The defined benefit plan components of AOCI are not reflected in their entirety in the statement of income; rather, they are included in the computation of net periodic defined benefit costs (credits). See Note 7 for additional information.

	PPL Energy Supply		Affected Line Item on the
Details about AOCI	2014	2013	Statements of Income
Available-for-sale securities	$13	$10	Other Income (Expense)–net

Total Pre-tax	13	10
Income Taxes	(7)	(4)

Total After-tax	6	6

Qualifying derivatives
Energy commodities	1	240	Unregulated wholesale energy
	31	(58)	Energy purchases
	8	23	Discontinued operations
	2	2	Other

Total Pre-tax	42	207
Income Taxes	(17)	(84)

Total After-tax	25	123

Defined benefit plans
Prior service costs	(4)	(7)
Net actuarial loss	(9)	(24)

Total Pre-tax	(13)	(31)
Income Taxes	5	13

Total After-tax	(8)	(18)

Total reclassifications during the period	$23	$111